Shareholder Report, Line Graph (Details) 190621_Boston Common ESG Impact International Fund_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Boston Common ESG Impact International Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Boston Common ESG Impact International Fund
Accumulated Value	$ 16,877	$ 13,600	$ 11,626	$ 17,314	$ 14,491	$ 12,791	$ 13,123	$ 12,813	$ 10,926	$ 10,000	$ 18,304
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Net (USD)
Accumulated Value	$ 19,070	$ 15,285	$ 12,165	$ 16,248	$ 12,923	$ 12,859	$ 13,034	$ 12,687	$ 10,652	$ 10,000	$ 21,928